ALLOWANCE FOR LOAN LOSSES (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Allowance For Loan Losses [Line Items]
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 6,088,000	$ 250,000